Corporate Information - Schedule of Company's Principal Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AMTD International Holding Group Limited) (“AMTD IHG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong (“HK”)
Issued and registered share capital (in Dollars)	$ 500,000
Principal activities	Investment holding
AMTD Digital Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Issued and registered share capital (in Dollars)	$ 12,616
Principal activities	Investment holding
AMTD Risk Solutions Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	HK
Issued and registered share capital (in Dollars)	$ 500,000
Principal activities	Provision of digital solutions and other services
WME Assets Group (“WME Assets”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Issued and registered share capital (in Dollars)	$ 10,410
Principal activities	Investment holdings and hotel operation, hospitality and VIP services
The Generation Essentials Group [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Issued and registered share capital (in Dollars)	$ 1
Principal activities	Investment holding
Lofficiel Inc Saslofficiel [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Issued and registered share capital (in Dollars)	$ 1
Principal activities	Investment holding and provision of fashion, arts and luxury media advertising and marketing services
The Art Newspaper Group Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Issued and registered share capital (in Dollars)	$ 1
Principal activities	Investment holding and provision of fashion, arts and luxury media advertising and marketing services
Direct [Member] | AMTD International Holding Group Limited) (“AMTD IHG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	100.00%	100.00%
Direct [Member] | AMTD Digital Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	51.60%	95.50%
Direct [Member] | AMTD Risk Solutions Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Direct [Member] | WME Assets Group (“WME Assets”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Direct [Member] | The Generation Essentials Group [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Direct [Member] | Lofficiel Inc Saslofficiel [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Direct [Member] | The Art Newspaper Group Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Indirect [Member] | AMTD International Holding Group Limited) (“AMTD IHG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Indirect [Member] | AMTD Digital Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company
Indirect [Member] | AMTD Risk Solutions Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	51.60%	95.50%
Indirect [Member] | WME Assets Group (“WME Assets”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	62.30%	83.40%
Indirect [Member] | The Generation Essentials Group [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	64.90%	86.80%
Indirect [Member] | Lofficiel Inc Saslofficiel [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	64.90%	86.80%
Indirect [Member] | The Art Newspaper Group Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity and voting rights attributable to the Company	64.90%	86.80%